COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2018	Aug. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Royalty rates for current and fiscal year onward				5.00%
Royalties paid or accrued to IIA		$ 12,875
Royalty expense	$ 12,875		$ 13,511
Contingent liability						$ 24,340
Lien amount					$ 2,000
Non-cancelable purchase obligations amount					$ 31,028